Federated Hermes Prime Cash Obligations Fund Expense Example - Cash Series Shares [Member] - Federated Hermes Prime Cash Obligations Fund - CS	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,432